Operating Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenue by geographic location
Revenue	$ 447,244	$ 458,732	$ 451,731
Australia-Asia
Operating revenue by geographic location
Revenue	222,328	255,476	284,302
Europe
Operating revenue by geographic location
Revenue	211,312	196,880	165,639
America
Operating revenue by geographic location
Revenue	$ 13,604	$ 6,376	$ 1,790